Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	20-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Annual Report on Form 20-F, or the Amendment, amends the Annual Report on Form 20-F of Compugen Ltd., or the Company, for the year ended December 31, 2021, which was originally filed with the Securities and Exchange Commission on February 28, 2022, or the Original Filing. The Company is filing this Amendment solely for the purpose of updating disclosure in Item 7.A., “Major Shareholders and Related Party Transactions – Major Shareholders.” In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is filing the certifications required under the Sarbanes-Oxley Act of 2002. Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	000-30902
Entity Registrant Name	Compugen Ltd
Entity Incorporation State Country Code	IL
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim Street
Entity Address, Address Line Three	Building D
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	CGEN
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	86,433,432
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1281
Business Contact [Member]
Contact Personnel Name	Ari Krashin
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim Street
Entity Address, Address Line Three	Building D
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
City Area Code	972
Local Phone Number	3-765-8585
Contact Personnel Fax Number	972-3-765-8555